UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Large Cap Value Fund

August 31, 2008

	Number of
	Shares	Value
Common Stock – 99.06%
Consumer Discretionary – 9.96%
*Gap	1,714,600	$33,348,970
Limited Brands	1,612,500	33,540,000
Mattel	1,468,000	28,376,440
		95,265,410
Consumer Staples – 12.33%
Heinz (H.J.)	587,000	29,537,840
Kimberly-Clark	499,200	30,790,656
Kraft Foods Class A	978,700	30,838,837
Safeway	1,014,400	26,719,296
		117,886,629
Energy – 9.31%
Chevron	316,300	27,303,016
ConocoPhillips	408,900	33,738,339
Marathon Oil	620,700	27,974,949
		89,016,304
Financials – 15.41%
Allstate	629,700	28,418,361
Discover Financial Services	2,090,200	34,383,790
Hartford Financial Services Group	439,000	27,692,120
Lehman Brothers Holdings	693,900	11,164,851
Morgan Stanley	777,800	31,757,574
*Wachovia	880,300	13,987,967
		147,404,663
Health Care – 20.60%
Bristol-Myers Squibb	1,488,200	31,758,188
Johnson & Johnson	546,500	38,489,995
Merck	816,300	29,117,421
Pfizer	1,636,785	31,278,961
Quest Diagnostics	613,600	33,165,080
Wyeth	767,600	33,221,728
		197,031,373
Industrials – 5.87%
Donnelley (R.R.) & Sons	972,600	27,116,088
Waste Management	824,300	28,998,874
		56,114,962
Information Technology – 12.93%
Intel	1,353,200	30,947,684
International Business Machines	233,100	28,375,263
Motorola	3,410,900	32,130,678
Xerox	2,308,200	32,153,226
		123,606,851
Materials – 3.30%
duPont (E.I.) deNemours	709,400	31,525,736
		31,525,736
Telecommunications – 5.94%
AT&T	803,800	25,713,562
Verizon Communications	885,800	31,109,296
		56,822,858
Utilities – 3.41%
*Progress Energy	747,600	32,655,168
		32,655,168
Total Common Stock (cost $998,635,522)		947,329,954

	Principal
	Amount
Repurchase Agreements** – 0.79%
Bank of America 1.97%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $1,196,262
(collateralized by U.S. Government obligations,
4.75% 12/31/08; with market value $1,220,554)	$1,196,000	1,196,000

BNP Paribas 2.00%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $6,318,404
(collateralized by U.S. Government obligations, 3.875%,
5/15/09 - 7/2/09; with market value $6,453,479)	6,317,000	6,317,000
Total Repurchase Agreements (cost $7,513,000)		7,513,000

Total Value of Securities Before Securities Lending Collateral – 99.85%
(cost $1,006,148,522)		954,842,954
	Number of
	Shares
Securities Lending Collateral*** – 4.26%
Investment Companies
Mellon GSL DBT II Collateral Fund	40,729,453	40,729,453
Total Securities Lending Collateral (cost $40,729,453)		40,729,453

Total Value of Securities – 104.11%
(cost 1,046,877,975)		995,572,407	©
Obligation to Return Securities Lending Collateral*** – (4.26%)		(40,729,453)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.15%		1,426,570
Net Assets Applicable to 61,625,822 Shares Outstanding – 100.00%		$956,269,524

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in "Notes."
©Includes $47,371,499 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Large Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,048,866,336
Aggregate unrealized appreciation	$86,492,237
Aggregate unrealized depreciation	(139,786,166)
Net unrealized depreciation	$(53,293,929)

For federal income tax purposes, at November 30, 2007, capital loss carryforwards of $11,222,337 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,231,045 expires in 2009 and $6,991,292 expires in 2010.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of August 31, 2008:

Securities
Level 1	$995,572,407
Level 2	-
Level 3	-
Total	$995,572,407

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2008, the value of the securities on loan was $47,371,499, for which the Fund received collateral, comprised of non-cash collateral valued at $8,418,440, and cash collateral of $40,729,453. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

5. Subsequent Event
At August 31, 2008, Delaware Large Cap Value Fund had direct exposure to investments with Lehman Brothers Holdings Inc. (Lehman) or Lehman’s affiliates. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Fund held securities valued at approximately 1.17% of net assets as of August 31, 2008. As of September 15, 2008, 0.00% of the Fund’s net assets were subject to direct exposure of Lehman or Lehman’s affiliates.

Schedule of Investments (Unaudited)

Delaware Value Fund

August 31, 2008

	Number of
	Shares	Value
Common Stock – 92.08%
Consumer Discretionary – 9.51%
*Gap	860,100	$16,728,945
*Limited Brands	850,700	17,694,560
Mattel	753,000	14,555,490
		48,978,995
Consumer Staples – 12.10%
Heinz (H.J.)	328,800	16,545,216
Kimberly-Clark	248,900	15,352,152
*Kraft Foods Class A	509,700	16,060,647
*Safeway	547,200	14,413,248
		62,371,263
Energy – 8.80%
Chevron	173,800	15,002,416
*ConocoPhillips	184,500	15,223,095
Marathon Oil	335,400	15,116,478
		45,341,989
Financials – 13.61%
Allstate	309,500	13,967,735
Discover Financial Services	956,550	15,735,248
Hartford Financial Services Group	213,300	13,454,964
*Lehman Brothers Holdings	330,900	5,324,181
*Morgan Stanley	364,800	14,894,784
*Wachovia	425,500	6,761,195
		70,138,107
Health Care – 18.78%
Bristol-Myers Squibb	769,200	16,414,728
Johnson & Johnson	234,300	16,501,749
Merck	419,400	14,959,998
Pfizer	868,300	16,593,213
*Quest Diagnostics	310,400	16,777,120
Wyeth	358,200	15,502,896
		96,749,704
Industrials – 5.52%
Donnelley (R.R.) & Sons	484,600	13,510,648
Waste Management	424,000	14,916,320
		28,426,968
Information Technology – 12.07%
Intel	675,000	15,437,250
International Business Machines	121,800	14,826,714
Motorola	1,691,800	15,936,756
Xerox	1,149,700	16,015,321
		62,216,041
Materials – 2.82%
duPont (E.I.) deNemours	327,400	14,549,656
		14,549,656
Telecommunications – 5.84%
AT&T	472,600	15,118,474
Verizon Communications	425,800	14,954,096
		30,072,570
Utilities – 3.03%
Progress Energy	357,800	15,628,704
		15,628,704
Total Common Stock (cost $493,073,718)		474,473,997

	Principal
	Amount
Repurchase Agreements** – 4.94%
Bank of America 1.97%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $4,054,887
(collateralized by U.S. Government obligations,
4.75% 12/31/08; with market value $4,137,343)	$4,054,000	4,054,000

BNP Paribas 2.00%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $21,417,758
(collateralized by U.S. Government obligations, 3.875%,
5/15/09 - 7/2/09; with market value $21,875,515)	21,413,000	21,413,000
Total Repurchase Agreements (cost $25,467,000)		25,467,000

Total Value of Securities Before Securities Lending Collateral – 97.02%
(cost $518,540,718)		499,940,997
	Number of
	Shares
Securities Lending Collateral*** – 4.80%
Investment Companies
Mellon GSL DBT II Collateral Fund	24,736,014	24,736,014
Total Securities Lending Collateral (cost $24,736,014)		24,736,014

Total Value of Securities – 101.82%
(cost $543,276,732)		524,677,011	©
Obligation to Return Securities Lending Collateral*** – (4.80%)		(24,736,014)

Receivables and Other Assets Net of Liabilities (See Notes) – 2.98%		15,346,202
Net Assets Applicable to 48,278,582 Shares Outstanding – 100.00%		$515,287,199

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in "Notes."
©Includes $25,033,503 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds II - Delaware Value® Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$553,958,887
Aggregate unrealized appreciation	36,135,074
Aggregate unrealized depreciation	(65,416,950)
Net unrealized depreciation	$(29,281,876)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of August 31, 2008:

Securities
Level 1	$524,677,011
Level 2	-
Level 3	-
Total	$524,677,011

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2008, the value of securities on loan was $25,033,503, for which the Fund received collateral, comprised of non-cash collateral valued at $1,514,809, and cash collateral of $24,736,014. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

5. Subsequent Event
At August 31, 2008, Delaware Value Fund had direct exposure to investments with Lehman Brothers Holdings Inc. (Lehman) or Lehman’s affiliates. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Fund held securities valued at approximately 1.03% of net assets as of August 31, 2008. As of September 15, 2008, 0.00% of the Fund’s net assets were subject to direct exposure of Lehman or Lehman’s affiliates.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: